Shareholder Report, Line Graph (Details) 191615_DoubleLine Low Duration Bond Fund_Class R6_TSR Annual {Class R6} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2019	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 11,576	$ 10,959	$ 10,319	$ 10,220	$ 10,364	$ 9,675	$ 10,000	$ 12,113
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,337	9,856	9,692	10,179	10,620	10,545	10,000	$ 10,787
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value	11,022	10,455	10,154	10,134	10,430	10,405	10,000	$ 11,435
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate 1-3 Years Index
Accumulated Value	$ 11,108	$ 10,518	$ 10,156	$ 10,132	$ 10,436	$ 10,313	$ 10,000	$ 11,556